Financial instruments - Cross-currency swap agreements (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 GBP (£)	Sep. 30, 2023 SEK (kr)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($)
At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 14,350					$ 24,060
Cross-currency swaps | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	97,574					229,301
Hedges of net investments in European operations | Cross-currency swaps in Euro | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	22,966					78,647
Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	690,100
Pay Notional | €		€ 476,737
Hedges of net investments in European operations | Cross-currency swaps in British pound | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	11,972					24,247
Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	136,274
Pay Notional | £			£ 75,842
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	12,087					12,625
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	58,419
Pay Notional | kr				kr 371,900
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 44,386					104,330
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional					$ 500,000
Receive Rate	1.10%	1.10%	1.10%	1.10%	1.10%
Pay Notional | €		€ 443,381
Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 6,163					$ 9,452
Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional					$ 215,000
Pay Notional	$ 284,793
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	1.62%	1.62%	1.62%	1.62%	1.62%
Pay rate	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Minimum | Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.67%	2.67%	2.67%	2.67%	2.67%
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.12%	2.12%	2.12%	2.12%	2.12%
Minimum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.14%	1.14%	1.14%	1.14%	1.14%
Minimum | Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.74%	3.74%	3.74%	3.74%	3.74%
Pay rate	3.49%	3.49%	3.49%	3.49%	3.49%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.81%	3.81%	3.81%	3.81%	3.81%
Pay rate	2.51%	2.51%	2.51%	2.51%	2.51%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.63%	3.63%	3.63%	3.63%	3.63%
Pay rate	2.80%	2.80%	2.80%	2.80%	2.80%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.68%	3.68%	3.68%	3.68%	3.68%
Pay rate	2.18%	2.18%	2.18%	2.18%	2.18%
Maximum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-currency swap agreement between USD to Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.22%	1.22%	1.22%	1.22%	1.22%
Maximum | Cash flow hedges of 2014 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.06%	4.06%	4.06%	4.06%	4.06%
Pay rate	3.81%	3.81%	3.81%	3.81%	3.81%